Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 28, 2024	Apr. 30, 2023
Income Tax Disclosure [Abstract]
Effective tax rate (in percent)	(0.60%)	(2.60%)
Operating Loss Carryforwards [Line Items]
Net operating losses	$ 20,890	$ 14,961
Change in valuation allowance	4,672	$ 4,265
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	87,949
NOLs subject to expiration	15,106
NOLs not subject to expiration	72,843
Federal | CARES Act
Operating Loss Carryforwards [Line Items]
NOLs subject to expiration	9,000
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 145,190